INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Effect of permanent difference	1.00%
Effect of different tax rate of subsidiary operations in other jurisdiction (as a percent)	(3.00%)	(2.00%)	1.00%
Unrecognized tax benefits (as a percent)			5.00%
Valuation allowance (as a percent)		(1.00%)	5.00%
Change of tax rates in subsequent years (as a percent)			(23.00%)
Effect of true-up (as a percent)	(1.00%)
Foreign exchange effect (as a percent)	(2.00%)
Actual income tax rate (as a percent)	22.00%	24.00%	15.00%
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	10.00%
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested	$ 197,600
Provision for withholding income tax on dividend	$ 0
Preferential withholding tax rate (as a percent)	5.00%
Minimum
Additional disclosure
Unrecognized deferred tax liabilities	$ 9,880
Withholding tax rate (as a percent)	5.00%
Maximum
Additional disclosure
Unrecognized deferred tax liabilities	$ 19,760
Withholding tax rate (as a percent)	10.00%